SEGMENT AND GEOGRAPHIC AREA INFORMATION (Details) ¥ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 CNY (¥)
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue	$ 21,536	$ 9,952
Percentage of revenue on the consolidated revenue	100.00%	100.00%
Assets	$ 5,224,867		$ 5,208,001	¥ 50
Percentage of value of the assets on the consolidated assets	100.00%		100.00%
Real estate agent income
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue			$ 0
Hotel income
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue	$ 21,536	$ 9,952
Percentage of revenue on the consolidated revenue	100.00%	100.00%
PRC and Others
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Assets	$ 1,037		$ 15,136
Percentage of value of the assets on the consolidated assets	0.00%		0.00%
UK
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Revenue	$ 21,536	$ 9,952
Percentage of revenue on the consolidated revenue	100.00%	100.00%
Assets	$ 5,223,830		$ 5,192,865
Percentage of value of the assets on the consolidated assets	100.00%		100.00%